BASIS OF PREPARATION	12 Months Ended
Sep. 30, 2025
Goodvision Inc [Member]
BasisOfPresentationLineItem [Line Items]
BASIS OF PREPARATION

2.	BASIS OF PREPARATION

The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”).